Share-based Compensation - Assumption used in the measurement of the fair value (Details) - Employee Stock Option - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)		10 years	10 years
Expected dividend yield	0.00%	0.00%	0.00%
Monte Carlo Simulation Model
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average share price	$ 0.825
Expected volatility	45.72%
Expected term (in years)	6 years
Risk-free interest rate	3.91%
Expected dividend yield	0.00%